Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share options award plan
Set out below are summaries of options granted under the Nomad Option Plan and the Guerrero Option Plan on a post-consolidation basis (Note 15):

	Number of Options	Weighted average exercise price per share
		CA$
Options outstanding as at January 1, 2020	—	—
Options deemed issued upon the RTO (Note 10) - Guerrero Option Plan	242,500	2.00
Granted - Nomad Option Plan	825,810	10.29
Options outstanding as at December 31, 2020	1,068,310	8.41
Granted - Nomad Option Plan	343,783	10.01
Exercised - Guerrero Option Plan	(30,000)	2.00
Options outstanding as at December 31, 2021	1,382,093	8.94
Options exercisable as at December 31, 2021	898,193	7.90

Number and weighted average remaining contractual life of stock options outstanding and exercisable
A summary of the Company’s Options as of December 31, 2021 is as follows:

Exercise Price	Number of Options outstanding	Number of Options exercisable	Weighted Average Remaining Contractual Life (in years)
CA$

2.00	212,500	212,500	2.8
9.00 to 11.00	843,783	577,088	3.3
11.01 to 13.00	307,540	102,515	3.5
13.01 to 15.00	18,270	6,090	3.6
	1,382,093	898,193	3.3

Stock options outstanding and exercisable by range of exercise prices
A summary of the Company’s Options as of December 31, 2021 is as follows:

Exercise Price	Number of Options outstanding	Number of Options exercisable	Weighted Average Remaining Contractual Life (in years)
CA$

2.00	212,500	212,500	2.8
9.00 to 11.00	843,783	577,088	3.3
11.01 to 13.00	307,540	102,515	3.5
13.01 to 15.00	18,270	6,090	3.6
	1,382,093	898,193	3.3

Inputs used in determining the fair value of the options granted	The weighted average fair value of share purchase Options granted, and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020

Black-Scholes weighted average assumptions
Grant date share price and exercise price (CA$)	$10.01	$10.00
Expected dividend yield	2.0%	2.0%
Expected volatility	40%	40%
Risk-free interest rate	0.9%	0.4%
Expected Option life, in years	5.0	4.4
Weighted average fair value per Option granted	$2.38	$2.68

Number and weighted average remaining contractual life of RSUs, PSUs, and DSUs outstanding and exercisable
Set out below are summaries of RSUs and PSUs granted under the Nomad Share Unit Plan on a post-consolidation basis (Note 15):

	Number of RSUs and PSUs	Weighted average intrinsic value at grant date
		CA$
RSUs and PSUs outstanding as at January 1, 2020	—	—
Granted	241,402	10.98
Settled	(94,802)	10.69
RSUs and PSUs outstanding as at December 31, 2020	146,600	11.16
Granted	207,721	9.57
Settled	(67,388)	9.21
Reinvested dividends	1,446	11.16
RSUs and PSUs outstanding as at December 31, 2021	288,379	10.48
RSUs and PSUs vested as at December 31, 2021	—	—
Set out below are summaries of DSUs granted under the Nomad DSU Plan on a post-consolidation basis (Note 15):

	Number of DSUs	Weighted average intrinsic value at grant date
		CA$
DSUs outstanding as at January 1, 2020	—	—
Granted	67,380	13.18
DSUs outstanding as at December 31, 2020	67,380	13.18
Granted	73,600	9.41
DSUs outstanding as at December 31, 2021	140,980	11.21
DSUs vested as at December 31, 2021	79,180	12.42